Income Taxes (Details) - Schedule of taxes payable - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of taxes payable [Abstract]
Income tax payable	$ 1,335,686	$ 2,045,559
Value added tax payable	164,739	889,257
Business tax payable	22,347	43,704
Withholding taxes payable	74,808	112,113
Other taxes payable	14,920	42,405
Total taxes payable	$ 1,612,500	$ 3,133,038